CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Cash and cash equivalents	$ 70,335,000	$ 153,060,000	$ 155,562,000
Restricted cash – current	33,747,000	10,184,000	7,695,000
Total cash and cash equivalents and restricted cash	104,082,000	$ 163,244,000	163,257,000	$ 372,605,000
Cash and cash equivalents covenanted to be retained	62,500,000		$ 57,600,000
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%